Provisions - Current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current provisions (b)
Beginning balance, Trade provisions	€ 80,055	€ 106,995	€ 89,588
Business combinations			41,841
Net charge	(25,249)	(30,668)	(4,812)
Cancellations	(3,142)	(290)	(2,886)
Reclassifications			(2,600)
Translation differences	1,445	4,018	(14,136)
Ending balance, Trade provisions	€ 53,109	€ 80,055	€ 106,995